Net fee and commission income	12 Months Ended
Dec. 31, 2019
4. Net Fee and commission income
Net fee and commission income

The notes included in this section focus on the results and performance of the Group. Information on the income generated, expenditure incurred, segmental performance, tax, earnings per share and dividends are included here. For further detail on performance, see income statement commentary within Financial review (unaudited) on page [00].

4 Net fee and commission income

Accounting for net fee and commission income under IFRS 15 effective from 1 January 2018

The Group applies IFRS 15 Revenue from Contracts with Customers. The standard establishes a five-step model governing revenue recognition. The five-step model requires the Group to (i) identify the contract with the customer, (ii) identify each of the performance obligations included in the contract, (iii) determine the amount of consideration in the contract, (iv) allocate the consideration to each of the identified performance obligations and (v) recognise revenue as each performance obligation is satisfied.

The Group recognises fee and commission income charged for services provided by the Group as the services are provided, for example on completion of the underlying transaction.

Accounting for net fee and commission income under IAS 18 for 2017

The Group applies IAS 18 Revenue. Fees and commissions charged for services provided or received by the Group are recognised as the services are provided, for example on completion of the underlying transaction.

Fee and commission income is disaggregated below by fee types that reflect the nature of the services offered across the Group and operating segments, in accordance with IFRS 15. It includes a total for fees in scope of IFRS 15. Refer to Note 2 for more detailed information about operating segments.

	2019
	Barclays UK	Barclays International	Head Office	Total
	£m	£m	£m	£m
Fee type
Transactional	1,074	2,809	-	3,883
Advisory	177	903	-	1,080
Brokerage and execution	208	1,131	-	1,339
Underwriting and syndication	-	2,358	-	2,358
Other	92	242	12	346
Total revenue from contracts with customers	1,551	7,443	12	9,006
Other non-contract fee income	-	116	-	116
Fee and commission income	1,551	7,559	12	9,122
Fee and commission expense	(365)	(1,990)	(7)	(2,362)
Net fee and commission income	1,186	5,569	5	6,760

	2018
	Barclays UK	Barclays International	Head Office	Total
	£m	£m	£m	£m
Fee type
Transactional	1,102	2,614	-	3,716
Advisory	209	850	-	1,059
Brokerage and execution	153	1,073	-	1,226
Underwriting and syndication	-	2,462	-	2,462
Other	78	207	27	312
Total revenue from contracts with customers	1,542	7,206	27	8,775
Other non-contract fee income	-	118	-	118
Fee and commission income	1,542	7,324	27	8,893
Fee and commission expense	(360)	(1,707)	(17)	(2,084)
Net fee and commission income	1,182	5,617	10	6,809

2017[a]
£m
Fee and commission income
Banking, investment management and credit related fees and commissions	8,622
Foreign exchange commission	129
Fee and commission income	8,751
Fee and commission expense	(1,937)
Net fee and commission income	6,814

Note

a The Group elected the cumulative effect transition method on adoption of IFRS 15 for 1 January 2018, and recognised in retained earnings without restating comparative periods. The comparative figures for 2017 are reported under IAS 18.

Fee types

Transactional

Transactional fees are service charges on deposit accounts, cash management services and transactional processing fees including interchange and merchant fee income generated from credit and bank card usage. Transaction and processing fees are recognised at the point in time the transaction occurs or service is performed. They include banking services such as Automated Teller Machine (ATM) fees, wire transfer fees, balance transfer fees, overdraft or late fees and foreign exchange fees, among others. Interchange and merchant fees are recognised upon settlement of the card transaction payment.

Barclays incurs certain card related costs including those related to cardholder reward programmes and various payments made to co-brand partners. To the extent cardholder reward programmes costs are attributed to customers that settle their outstanding balance each period (transactors) they are expensed when incurred and presented in fee and commission expense while costs related to customers who continuously carry an outstanding balance (revolvers) are included in the effective interest rate of the receivable (refer to Note 3). Payments to partners for new cardholder account originations for transactor accounts are deferred as costs to obtain a contract under IFRS 15 while those costs related to revolver accounts are included in the effective interest rate of the receivable (refer to Note 3). Those costs deferred under IFRS 15 are capitalised and amortised over the estimated cardholder relationship. Payments to co-brand partners based on revenue sharing are presented as a reduction of fee and commission income while payments based on profitability are presented in fee and commission expense.

Advisory

Advisory fees are generated from wealth management services and investment banking advisory services related to mergers, acquisitions and financial restructurings. Wealth management advisory fees primarily consists of asset-based fees for advisory accounts of wealth management clients and are based on the market value of client assets. They are earned over the period the services are provided and are generally recognised quarterly when the market value of client assets is determined. Investment banking advisory fees are recognised at the point in time when the services related to the transaction have been completed under the terms of the engagement. Investment banking advisory costs are recognised as incurred in fee and commission expense if direct and incremental to the advisory services or otherwise recognised in operating expenses.

Brokerage and execution

Brokerage and execution fees are earned for executing client transactions with various exchanges and over-the-counter markets and assisting clients in clearing transactions. Brokerage and execution fees are recognised at the point in time the associated service has been completed which is generally the trade date of the transaction.

Underwriting and syndication

Underwriting and syndication fees are earned for the distribution of client equity or debt securities and the arrangement and administration of a loan syndication. This includes commitment fees to provide loan financing. Underwriting fees are generally recognised on trade date if there is no remaining contingency, such as the transaction being conditional on the closing of an acquisition or another transaction. Underwriting costs are deferred and recognised in fee and commission expense when the associated underwriting fees are recorded. Syndication fees are earned for arranging and administering a loan syndication; however, the associated fee may be subject to variability until the loan has been syndicated to other syndicate members or until other contingencies (such as a successful M&A closing) have been resolved and therefore the fee revenue is deferred until the uncertainty is resolved.

Included in the underwriting and syndication, are commitment fees to provide loan financing includes fees which are not presented as part of the carrying value of the loan in accordance with IFRS 9, for example as part of the effective interest rate. Loan commitment fees included as IFRS 15 revenues are fees for loan commitments that are not expected to fund, fees received as compensation for unfunded commitments and the applicable portion of fees received for a revolving loan facility, which for that period, are undrawn. Such commitment fees are recognised over time through to the contractual maturity of the commitment.

Contract assets and contract liabilities

The Group had no material contract assets or contract liabilities as at 31 December 2019 (2018: nil).

Impairment on fee receivables and contract assets

During 2019, there have been no material impairments recognised in relation to fees receivable and contract assets (2018: nil). Fees in relation to transactional business can be added to outstanding customer balances. These amounts may be subsequently impaired as part of the overall loans and advances balance.

Remaining performance obligations

The Group applies the practical expedient of IFRS 15 and does not disclose information about remaining performance obligations that have original expected durations of one year or less or because the Group has a right to consideration that corresponds directly with the value of the service provided to the client or customer.

Costs incurred in obtaining or fulfilling a contract

The Group expects that incremental costs of obtaining a contract such as success fee and commission fees paid are recoverable and therefore capitalised such contract costs in the amount of £159m at 31 December 2019 (2018: £125m).

Capitalised contract costs are amortised based on the transfer of services to which the asset relates which typically ranges over the expected life of the relationship. In 2019, the amount of amortisation was £30m (2018: £30m) and there was no impairment loss recognised in connection with the capitalised contract costs (2018: nil).